State Street SPDR SP Kensho Clean Power ETF Expense Example - State Street SPDR SP Kensho Clean Power ETF - State Street SPDR SP Kensho Clean Power ETF	Jun. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 46
Expense Example, with Redemption, 3 Years	144
Expense Example, with Redemption, 5 Years	252
Expense Example, with Redemption, 10 Years	$ 567